UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  09/99
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  2859 Paces Ferry Rd., Suite 2125, Atlanta, GA  30339
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Templeton
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

 /s/ Lauren Templeton          Atlanta, GA                    11/10/99
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                         ______________

Form 13F Information Table Entry Total:        143
                                         ______________

Form 13F Information Table Value Total:     $105,520
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 |---INVESTMENT----|   OTHER    |------VOTING------|
                                                                                     DISCRETION       MANAGER         AUTHORITY
NAME OF ISSUER                   TITLE                       FAIR
                                 OF         CUSIP            MARKET
                                 CLASS      NUMBER           VALUE    SHARES     SOLE  DEFINED OTHER            SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
20th Century Industries          Common     901272203    $   73,625    3,800      X                            3,800
Adaptec, Inc.                    Common     00651F108        59,531    1,500      X                            1,500
ADC Telecommunications, Inc.     Common     000886101     3,205,098   76,425      X                           76,425
AFLAC, Inc                       Common     001055102        67,000    1,600      X                            1,600
Allstate Corporation             Common     020002101        51,745    2,075      X                            2,075
Amerada Hess Corporation         Common     023551104        58,188      950      X                              950
American Express Co.             Common     025816109       242,325    1,800      X                            1,800
American Freightways Corp.       Common     02629V108        50,925    2,800      X                            2,800
American General Corp.           Common     026351106        60,028      950      X                              950
American International Group     Common     026874107        72,767      837      X                              837
American Tel & Tel               Common     001957109        30,450      700      X                              700
Amgen                            Common     031162100       743,688    9,125      X                            9,125
Andrx Corporation                Common     034551101        46,825      800      X                              800
AnnTaylor Stores Corporation     Common     036115103     2,475,038   60,700      X                           60,700
Apache Corporation               Common     037411105        56,144    1,300      X                            1,300
Applied Materials, Inc.          Common     038222105        62,300      800      X                              800
Astec Industries, Inc            Common     046224101        43,425    1,800      X                            1,800
Bally Fitness Centers            Common     05873K108       784,252   86,100      X                           86,100
Boise Cascade Corporation        Common     097383103        58,300    1,600      X                            1,600
Borg-Warner Automotive, Inc.     Common     099724106        55,900    1,300      X                            1,300
Boston Scientific                Common     101137107       131,175    5,300      X                            5,300
Briggs & Stratton Corporation    Common     109043109        58,375    1,000      X                            1,000
Brinker International, Inc.      Common     109641100        70,525    2,600      X                            2,600
Brunswick Corporation            Common     117043109        58,456    7,300      X                            7,300
Cadence Design System            Common     127387108       535,000   40,000      X                           40,000
Capital One Financial Corp.      Common     14040H105     2,500,594   64,225      X                           64,225
Carnival Corporation             Common     143658102       554,625   12,750      X                           12,750
Caterpillar, Inc.                Common     149123101     5,716,995  104,300      X                          104,300
CDW Computer Centers, Inc.       Common     125129106        63,538    1,300      X                            1,300
Central European Equity Fd.      Common     153436100       988,694   80,300      X                           80,300
Cephalon, Inc.                   Common     156708109        53,906    3,000      X                            3,000
Ceris Corp. Co.                  Common     157085101       116,250    5,000      X                            5,000
Charles Schwab Corporation       Common     808513105        50,531    1,500      X                            1,500
Chevron Corporation              Common     116751107       875,519    9,865      X                            9,865
Children's Place Retail Stores   Common     168905107        50,588    1,900      X                            1,900
Church & Dwight Co.              Common     171340102        57,500    2,300      X                            2,300
Circuit City Stores              Common     172737108       151,877    3,600      X                            3,600
Citigroup Inc.                   Common     172967101        35,728      812      X                              812
Claire's Stores Inc.             Common     179584107        48,859    2,950      X                            2,950
Conoco Inc. CL-B                 Common     208251405       346,446   12,891      X                           12,891
Conseco, Inc.                    Common     208464107        50,213    2,600      X                            2,600
Coors                            Common     217016104       623,791   11,525      X                           11,525
Credence Systems Corporation     Common     225302108        58,338    1,300      X                            1,300
Danaher Corporation              Common     235851102       748,165   14,200      X                           14,200
Dayton Hudson Corporation        Common     239753106       521,042    8,675      X                            8,675
Delphi Automotive Systems Corp.  Common     247126105        83,640    5,207      X                            5,207
Donaldson, Lufkin & Jenrette     Common     257661108        47,475    1,200      X                            1,200
Dupont EI DeNemours              Common     263534109     4,866,015   80,430      X                           80,430
Dycom Industries, Inc.           Common     267475101        69,609    1,650      X                            1,650
E.I. Du Pont de Nemours and Co.  Common     263534109        88,359    1,450      X                            1,450
Eastman Kodak Company            Common     277461309     2,627,683   34,750      X                           34,750
Ethan Allen Interiors, Inc.      Common     297602104     2,440,048   76,700      X                           76,700
Evergreen Money Market Treasury  Common     300250503       112,445  112,445      X                          112,445
Evergreen Money Market Trust     Common     300250404       112,445  112,445      X                          112,445
Exxon Corporation                Common     302290101     4,175,396   54,940      X                           54,940
FDX Corporation                  Common     31304N107     1,901,875   49,000      X                           49,000
Foodmaker, Inc.                  Common     344839204        67,331    2,700      X                            2,700
Freddie Mac                      Common     313400301       170,300    3,275      X                            3,275
Furniture Brands                 Common     360921100     1,430,195   72,900      X                           72,900
General Motors Corporation       Common     370442105     3,838,588   60,990      X                           60,990
Gentex Corporation               Common     371901109        59,903    2,900      X                            2,900
Genzyme Corp. Surg.              Common     372917609           979      696      X                              696
Genzyme Corporation              Common     372917104       607,217   13,475      X                           13,475
Georgia-Pacific Corporation      Common     373298108        57,344    2,500      X                            2,500
Georgia-Pacific Group            Common     373298702        60,750    1,500      X                            1,500
Gillette Company                 Common     375766102       115,388    3,400      X                            3,400
Golden State Bancorp             Common     381197102     1,522,925   84,900      X                           84,900
Goodyear Tire & Rubber Company   Common     382550103     2,288,344   47,550      X                           47,550
Harford Life, Inc.               Common     416592103        71,413    1,450      X                            1,450
Helix Technology Corporation     Common     423319102        66,500    2,000      X                            2,000
Hollywood Entertainment Corp.    Common     436141105        30,750    2,050      X                            2,050
IBP, Inc.                        Common     449223106        64,188    2,600      X                            2,600
Intimate Brands                  Common     461156101     2,759,693   70,958      X                           70,958
Int'l House of Pancakes          Common     449623107       349,313   17,250      X                           17,250
ITT Educational                  Common     45068B109       287,138   14,725      X                           14,725
IVAX Corporation                 Common     465823102        59,850    3,600      X                            3,600
J P Morgan &Co. Inc.             Common     616880100       795,751    6,965      X                            6,965
John Wiley & Sons, Inc.          Common     968223206        56,700    3,600      X                            3,600
Jones Apparel                    Common     480074103     2,092,338   72,700      X                           72,700
Kansas City Southern Industries  Common     485170104     1,970,951   42,400      X                           42,400
Keebler Feeds Company            Common     487256109        59,750    2,000      X                            2,000
Kenneth Cole                     Common     193294105     2,724,638   72,900      X                           72,900
Lam Research Corporation         Common     512807108        64,050    1,050      X                            1,050
Lexmark Int'l                    Common     529771107     4,584,475   56,950      X                           56,950
Lincoln National Corporation     Common     534187109        56,250    1,500      X                            1,500
Manitowoc Company                Common     563571108        54,600    1,600      X                            1,600
Marsh & McLennan Companies       Common     571748102        66,788      975      X                              975
MGIC Investment Corporation      Common     552848103        74,013    1,550      X                            1,550
Minnesota MNG & MFG              Common     604059105     2,804,079   29,190      X                           29,190
Modis Professional               Common     607830106       117,925    8,900      X                            8,900
Monaco Coach Corporation         Common     60886R103        53,625    2,200      X                            2,200
Monsanto Co.                     Common     611662107        89,220    2,500      X                            2,500
Morgan Stanley Dean Witter & Co. Common     617446448        62,300      700      X                              700
National Semiconductor Corp.     Common     637640103        64,050    2,100      X                            2,100
Nationwide Financial Services    Common     638612101        61,906    1,750      X                            1,750
Navistar International Corp.     Common     63934E108        55,800    1,200      X                            1,200
New Providence Global Value      Common                   3,707,609  393,172      X                          393,172
Office Depot                     Common     676220106       337,810   32,775      X                           32,775
Old Kent Financial Corporation   Common     679833103        52,500    1,400      X                            1,400
Oracle Systems                   Common     68389X105     1,558,375   34,250      X                           34,250
O'Reilly Automotive, Inc.        Common     686091109        73,867    1,550      X                            1,550
Outback Steakhouse               Common     689899102     2,752,875  108,088      X                          108,088
Oxford Health Plans, Inc.        Common     691471106        46,250    3,700      X                            3,700
Philip Morris Companies, Inc.    Common     718154107     4,537,781  132,731      X                          132,731
Placer Dome, Inc.                Common     725906101       105,613    7,100      X                            7,100
QRS Corporation                  Common     74726X105        70,538    1,100      X                            1,100
Quanta Services, Inc.            Common     74762E102        76,213    2,600      X                            2,600
Quicksilver Inc.                 Common     74838C106     1,779,375   97,500      X                           97,500
Roberts Pharm                    Common     770491108       923,381   30,525      X                           30,525
Ross Stores, Inc.                Common     778296103     1,678,425   83,400      X                           83,400
S3 Incorporated                  Common     784849101        62,625    6,000      X                            6,000
Safety-Kleen Corporation         Common     78648R203        45,838    3,800      X                            3,800
Scotts Company                   Common     810186106        51,938    1,500      X                            1,500
Scudder Brazil Fund              Common     105759104     2,583,750  195,000      X                          195,000
Sealed Air Corporation           Common     81211K100        51,313    1,500      X                            1,500
Sears Roebuck & Co.              Common     812387108       439,250   14,000      X                           14,000
Sovereign Bancorp In             Common     845905108        51,836    5,700      X                            5,700
Station Casinos, Inc.            Common     857689103     2,776,050  119,400      X                          119,400
Steel Technologies               Common     858147101        69,750    6,000      X                            6,000
Stone Energy Corporation         Common     861642106        55,963    1,100      X                            1,100
Suburban Propane Partners, L.P.  Common     864482104        61,125    3,000      X                            3,000
Summit Technology, Inc.          Common     86627E101        69,588    3,800      X                            3,800
Sun Microsystems                 Common     866810104     1,469,400   15,800      X                           15,800
Swift Transportation             Common     870756103       606,376   30,800      X                           30,800
Tandy Corp.                      Common     875382103       155,063    3,000      X                            3,000
Tech Data Corp.                  Common     878237106        48,490    2,100      X                            2,100
Texas Instruments Incorporated   Common     882508104        57,750      700      X                              700
The Coca-Cola Company            Common     191216100       344,988    7,150      X                            7,150
The Equitable Companies          Common     002451102       128,225    2,300      X                            2,300
The Liposome Company, Inc        Common     536310105        22,067    2,900      X                            2,900
The Walt Disney Company          Common     254687106        47,222    1,825      X                            1,825
The Washington Post Company      Common     939640108        33,191       65      X                               65
Thermo Instruments Systems, Inc. Common     883559106         1,069      100      X                              100
Tiffany & Co.                    Common     886547108     2,040,876   34,050      X                           34,050
TJX Companies                    Common     872540109       749,975   26,725      X                           26,725
Tommy Hilfiger Corporation       Common     G8915Z102     2,527,484   88,850      X                           88,850
United Healthcare Corporation    Common     910581107     1,884,221   38,700      X                           38,700
United States Cellular Corp.     Common     911684108        71,400    1,050      X                            1,050
US Freightways                   Common     916906100       980,663   20,700      X                           20,700
Waters Corp.                     Common     941848103     1,011,397   16,700      X                           16,700
Wells Fargo Company              Common     949746101        93,119    2,350      X                            2,350
Weyerhaeuser Company             Common     962166104        60,506    1,050      X                            1,050
Willamette Industries, Inc.      Common     969133107        60,375    1,400      X                            1,400

Report Total                                           $105,520,080
